United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/21

Date of Reporting Period: Six months ended 02/28/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2021

Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Hermes Short-Intermediate Total Return Bond Fund
(formerly, Federated Short-Intermediate Total Return Bond Fund)
Established 2005

A Portfolio of Federated Hermes Institutional Trust
(formerly, Federated Institutional Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2020 through February 28, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
U.S. Treasury Securities	38.6%
Corporate Debt Securities	31.1%
Mortgage Core Fund	6.8%
Bank Loan Core Fund	6.2%
Asset-Backed Securities	4.7%
Project and Trade Finance Core Fund	4.1%
Emerging Markets Core Fund	3.3%
High Yield Bond Core Fund	2.9%
Collateralized Mortgage Obligations	0.4%
Mortgage-Backed Securities[2]	0.1%
Cash Equivalents[3]	2.3%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[6]	(0.5)%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES— 38.6%
$29,452,775	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	$30,284,663
12,321,168	U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	13,091,445
5,581,450	U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	6,042,160
5,000,000	United States Treasury Note, 0.125%, 4/30/2022	5,001,281
18,500,000	United States Treasury Note, 0.125%, 5/31/2022	18,504,782
35,000,000	United States Treasury Note, 0.125%, 6/30/2022	35,007,518
7,500,000	United States Treasury Note, 0.125%, 7/31/2022	7,501,087
12,500,000	United States Treasury Note, 0.125%, 8/31/2022	12,500,533
12,500,000	United States Treasury Note, 0.125%, 9/30/2022	12,500,625
10,000,000	United States Treasury Note, 0.125%, 5/15/2023	9,988,590
50,000,000	United States Treasury Note, 0.125%, 7/15/2023	49,926,930
50,000,000	United States Treasury Note, 0.125%, 8/15/2023	49,912,285
18,000,000	United States Treasury Note, 0.125%, 9/15/2023	17,962,493
15,000,000	United States Treasury Note, 0.125%, 10/15/2023	14,961,308
27,500,000	United States Treasury Note, 0.125%, 12/15/2023	27,402,650
5,000,000	United States Treasury Note, 0.125%, 1/15/2024	4,980,028
5,000,000	United States Treasury Note, 0.250%, 4/15/2023	5,009,071
47,500,000	United States Treasury Note, 0.250%, 6/15/2023	47,584,312
23,500,000	United States Treasury Note, 0.250%, 5/31/2025	23,185,852
65,000,000	United States Treasury Note, 0.250%, 6/30/2025	64,072,684
52,500,000	United States Treasury Note, 0.250%, 7/31/2025	51,693,689
27,500,000	United States Treasury Note, 0.250%, 8/31/2025	27,043,698
27,500,000	United States Treasury Note, 0.250%, 9/30/2025	27,014,762
10,000,000	United States Treasury Note, 0.250%, 10/31/2025	9,813,592
2,500,000	United States Treasury Note, 0.375%, 3/31/2022	2,506,935
15,000,000	United States Treasury Note, 0.375%, 4/30/2025	14,892,233
7,500,000	United States Treasury Note, 0.375%, 11/30/2025	7,395,724
7,500,000	United States Treasury Note, 0.375%, 12/31/2025	7,387,069
22,750,000	United States Treasury Note, 0.375%, 1/31/2026	22,384,360
5,000,000	United States Treasury Note, 0.500%, 3/15/2023	5,035,197
12,500,000	United States Treasury Note, 0.500%, 3/31/2025	12,487,651
5,000,000	United States Treasury Note, 1.125%, 2/28/2022	5,050,727
10,000,000	United States Treasury Note, 1.125%, 2/28/2025	10,243,094
10,000,000	United States Treasury Note, 1.375%, 10/15/2022	10,201,689
18,000,000	United States Treasury Note, 1.375%, 1/31/2025	18,618,129
10,000,000	United States Treasury Note, 1.500%, 1/15/2023	10,253,624
6,500,000	United States Treasury Note, 1.500%, 10/31/2024	6,754,827
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURIES— continued
$ 2,000,000		United States Treasury Note, 1.625%, 6/30/2021	$2,010,526
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	5,112,054
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,709,368
1,000,000		United States Treasury Note, 1.750%, 5/31/2022	1,020,509
17,000,000		United States Treasury Note, 1.750%, 6/30/2024	17,780,681
7,500,000		United States Treasury Note, 1.750%, 7/31/2024	7,848,038
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,632,435
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,076,257
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	1,027,512
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	5,103,568
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,097,626
9,500,000		United States Treasury Note, 2.000%, 5/31/2024	10,008,621
2,500,000	[1]	United States Treasury Note, 2.125%, 6/30/2022	2,567,145
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,557,794
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,104,992
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	7,985,792
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,308,905
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,711,276
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,577,396
		TOTAL U.S. TREASURIES (IDENTIFIED COST $819,147,028)	823,437,792
		CORPORATE BONDS— 31.1%
		Basic Industry - Chemicals— 0.1%
2,725,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	2,714,950
		Basic Industry - Metals & Mining— 0.0%
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	456,467
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	523,426
		TOTAL	979,893
		Capital Goods - Aerospace & Defense— 0.9%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	1,020,256
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,748,775
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,145,821
161,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	169,332
2,500,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	2,722,206
1,000,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	1,049,930
905,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,002,052
2,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	2,092,999
2,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	2,583,359
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,603,612
3,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.500%, 3/15/2021	3,504,231
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 25,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	$25,324
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	31,650
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	500,000
		TOTAL	20,199,547
		Capital Goods - Building Materials— 0.3%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,597,804
5,000,000		Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	5,220,247
		TOTAL	6,818,051
		Capital Goods - Construction Machinery— 0.5%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,058,957
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,625,077
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,081,434
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	601,843
2,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 0.700%, 1/15/2026	1,971,496
1,245,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	1,249,409
835,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/5/2022	838,939
		TOTAL	10,427,155
		Capital Goods - Diversified Manufacturing— 1.0%
2,500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,503,222
810,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	828,062
1,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.300%, 8/15/2024	1,063,006
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,456
2,390,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	2,402,920
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	440,343
5,165,000		Otis Worldwide Corp., Sr. Sub. Secd. Note, Series WI, 2.056%, 4/5/2025	5,392,098
2,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 2.700%, 6/14/2024	2,134,535
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,390,239
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,157,766
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	843,318
		TOTAL	21,185,965
		Capital Goods - Packaging— 0.0%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	264,976
		Communications - Cable & Satellite— 0.2%
1,000,000		CCO Safari II LLC, 4.464%, 7/23/2022	1,046,630
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Cable & Satellite— continued
$ 1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.600%, 3/1/2024	$1,092,907
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,193,851
		TOTAL	4,333,388
		Communications - Media & Entertainment— 0.6%
3,000,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,959,331
1,336,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	1,401,157
2,175,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,240,521
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	1,082,489
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,141,623
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	1,558,399
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	1,031,229
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	212,300
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	100,869
		TOTAL	11,727,918
		Communications - Telecom Wireless— 0.8%
1,565,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	1,564,385
1,730,000		American Tower Corp., Sr. Unsecd. Note, 1.300%, 9/15/2025	1,741,150
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,105,676
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,078,419
2,000,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,115,878
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,057,318
1,665,000		Crown Castle International Corp., Sr. Unsecd. Note, 1.350%, 7/15/2025	1,677,021
1,000,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	1,080,729
1,500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	1,497,838
1,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.500%, 4/15/2025	1,082,230
2,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.213% (3-month USLIBOR +0.990%), 1/16/2024	2,035,484
		TOTAL	16,036,128
		Communications - Telecom Wirelines— 0.4%
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 3.000%, 6/30/2022	2,577,292
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	2,042,265
2,000,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.219% (3-month USLIBOR +1.000%), 3/16/2022	2,020,104
2,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.625%, 8/15/2026	2,135,660
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	519,824
		TOTAL	9,295,145
		Consumer Cyclical - Automotive— 1.8%
4,985,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 7/8/2025	5,028,025
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 2/16/2024	$2,141,770
2,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.200%, 10/30/2021	2,025,942
2,175,000		Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	2,183,789
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	655,153
3,000,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	2,967,502
500,000		General Motors Financial Co., Inc., 4.375%, 9/25/2021	511,555
10,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.550% (3-month USLIBOR +1.310%), 6/30/2022	10,133
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	1,023,203
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,770,235
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,037,280
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	430,204
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	3,033,159
2,480,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	2,456,523
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,983,403
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,536,652
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.800%, 2/13/2025	2,068,189
1,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/30/2023	1,053,178
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	1,999,757
2,305,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	2,373,247
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	1,084,374
		TOTAL	37,373,273
		Consumer Cyclical - Retailers— 0.9%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	802,581
605,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	665,876
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	531,942
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 3.500%, 7/20/2022	1,817,133
3,970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	4,225,158
2,500,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 4/15/2023	2,634,287
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,597,639
1,500,000		WalMart, Inc., Sr. Unsecd. Note, 2.350%, 12/15/2022	1,554,384
2,000,000		WalMart, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,163,915
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— continued
$ 2,430,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	$2,598,655
		TOTAL	18,591,570
		Consumer Cyclical - Services— 0.1%
1,500,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,539,320
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	986,247
		TOTAL	2,525,567
		Consumer Non-Cyclical - Food/Beverage— 1.6%
1,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	1,116,787
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 0.964% (3-month USLIBOR +0.740%), 1/12/2024	2,022,418
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	442,989
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	310,141
9,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,492,121
2,500,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.550%, 9/15/2026	2,668,652
2,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	2,015,151
2,810,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,026,921
1,925,000		McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	1,895,754
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,361,495
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,079,879
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	666,416
1,000,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.250%, 9/19/2024	1,052,925
780,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	783,275
1,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 2.125%, 4/13/2023	1,035,270
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,004,233
990,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	1,046,096
2,000,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,191,572
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	495,073
		TOTAL	33,707,168
		Consumer Non-Cyclical - Health Care— 0.9%
5,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,384,367
746,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	767,633
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	4,322,067
5,720,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	6,030,645
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	145,678
1,000,000		McKesson Corp., Sr. Unsecd. Note, 3.796%, 3/15/2024	1,088,804
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 1,225,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	$1,226,745
185,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	207,091
	TOTAL	19,173,030
	Consumer Non-Cyclical - Pharmaceuticals— 2.1%
3,720,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	4,013,486
3,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	3,191,384
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,047,632
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.900%, 11/6/2022	1,041,912
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.375%, 11/14/2021	1,021,016
2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	2,195,042
3,950,000	Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	4,099,650
4,440,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,318,283
1,595,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,633,643
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,087,430
3,060,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	3,047,244
246,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	265,348
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	1,056,302
2,105,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	2,110,137
2,500,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	2,619,815
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,493,243
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	846,296
2,500,000	Pfizer, Inc., Sr. Unsecd. Note, 0.800%, 5/28/2025	2,507,285
1,200,000	Pfizer, Inc., Sr. Unsecd. Note, 3.200%, 9/15/2023	1,284,095
1,195,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	1,190,296
4,500,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	4,753,714
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	1,001,875
	TOTAL	45,825,128
	Consumer Non-Cyclical - Products— 0.1%
1,835,000	Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	1,813,922
	Consumer Non-Cyclical - Tobacco— 0.9%
2,000,000	Altria Group, Inc., 2.850%, 8/9/2022	2,067,211
4,930,000	Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	5,157,220
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	397,083
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	798,598
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	1,075,407
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	515,526
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Tobacco— continued
$ 3,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	$3,410,770
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,954,742
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	1,016,816
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	1,021,632
	TOTAL	18,415,005
	Energy - Independent— 0.2%
1,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	1,024,728
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	874,826
3,235,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	3,211,504
	TOTAL	5,111,058
	Energy - Integrated— 1.0%
2,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	2,635,147
2,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	2,161,332
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.245%, 5/6/2022	517,279
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	509,007
4,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	4,102,500
2,000,000	Exxon Mobil Corp., Sr. Unsecd. Note, 1.571%, 4/15/2023	2,050,697
1,000,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	1,079,178
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	902,908
835,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	882,788
2,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 3.500%, 11/13/2023	2,166,335
1,320,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,419,341
2,000,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	2,191,712
	TOTAL	20,618,224
	Energy - Midstream— 1.0%
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	164,356
1,000,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,088,835
2,437,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,558,743
675,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	694,596
2,000,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,180,427
500,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	550,430
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	50,000
6,165,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	6,216,840
450,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	471,618
1,500,000	Oneok Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,553,492
2,000,000	Oneok Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	2,241,768
2,000,000	Williams Partners LP, Sr. Unsecd. Note, 3.350%, 8/15/2022	2,068,878
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 1,241,000		Williams Partners LP, Sr. Unsecd. Note, 3.600%, 3/15/2022	$1,274,440
		TOTAL	21,114,423
		Energy - Oil Field Services— 0.1%
3,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 4.650%, 2/15/2022	3,113,643
		Energy - Refining— 0.6%
1,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 5/1/2023	1,079,624
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	2,276,523
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	100,000
2,000,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	2,002,758
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,843,630
2,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,018,649
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,396,756
		TOTAL	11,717,940
		Financial Institution - Banking— 7.2%
2,000,000	[2]	American Express Co., 0.839% (3-month USLIBOR +0.650%), 2/27/2023	2,021,344
143,000		American Express Co., 2.650%, 12/2/2022	148,829
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,082,938
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,022,306
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,086,153
1,000,000	[2]	Bank of America Corp., 3.550%, 3/5/2024	1,060,538
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	563,441
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	5,039,866
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	2,012,377
1,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.015% (3-month USLIBOR +0.790%), 3/5/2024	1,516,349
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	1,008,026
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	1,587,270
5,325,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	5,452,762
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,661,947
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	3,088,511
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	1,043,743
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,130,927
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,267,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 0.776%, 10/30/2024	$2,514,186
4,290,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.291% (3-month USLIBOR +1.100%), 5/17/2024	4,365,346
2,000,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.620% (3-month USLIBOR +1.430%), 9/1/2023	2,036,349
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,563,183
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	756,810
2,270,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	2,345,534
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	923,744
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	420,012
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	250,665
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	524,519
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	674,445
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	525,181
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	710,662
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,535,072
1,500,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.925% (3-month USLIBOR +0.750%), 2/23/2023	1,516,827
3,050,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	3,099,651
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	516,952
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	515,276
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,577,861
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	542,423
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,175,498
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	530,220
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,627,538
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	255,068
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,179,837
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FXD, 0.481%, 1/27/2023	2,500,730
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 1.789% (3-month USLIBOR +1.600%), 11/29/2023	1,035,078
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	1,003,426
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	769,444
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	1,063,907
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,080,481
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.653%, 9/16/2024	4,025,838
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	$1,981,061
1,000,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.447% (3-month USLIBOR +1.230%), 10/24/2023	1,018,010
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,047,846
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.700%, 5/18/2023	2,097,328
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	2,158,800
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	211,025
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.514%, 6/18/2022	2,019,045
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,663,513
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,097,195
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,245,885
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	770,619
2,000,000		Morgan Stanley, Series GMTN, 3.750%, 2/25/2023	2,130,992
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,977,545
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	1,576,888
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	2,003,443
2,195,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	2,198,605
4,165,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.617% (3-month USLIBOR +1.400%), 10/24/2023	4,252,756
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,127,318
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	538,243
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	462,702
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,001,535
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	3,177,329
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,085,855
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,442,230
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	1,078,161
3,080,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.700%, 1/27/2022	3,142,826
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,282,629
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.000%, 3/2/2027	2,516,380
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,530,135
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	1,004,327
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	764,938
2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,575,650
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,654,018
7,760,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.441% (3-month USLIBOR +1.230%), 10/31/2023	7,897,681
4,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	4,762,126
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	$768,231
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	1,074,620
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,087,234
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	351,242
		TOTAL	152,732,119
		Financial Institution - Finance Companies— 0.5%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	4,338,884
420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	431,372
1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,442,393
3,500,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 2.875%, 1/15/2026	3,644,362
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 3.450%, 5/15/2025	1,630,470
		TOTAL	11,487,481
		Financial Institution - Insurance - Health— 0.4%
2,000,000	[2]	CIGNA Corp., Sr. Unsecd. Note, 1.131% (3-month USLIBOR +0.890%), 7/15/2023	2,027,461
1,544,000		CIGNA Corp., Sr. Unsecd. Note, 3.400%, 9/17/2021	1,570,987
499,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	537,044
200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	202,240
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,073,717
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 2/15/2024	2,175,106
		TOTAL	7,586,555
		Financial Institution - Insurance - Life— 1.2%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,074,289
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	1,001,297
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,055,709
3,250,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	3,438,043
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,002,192
1,250,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,264,319
2,500,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,494,659
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,122,789
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,390,176
3,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,007,509
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	346,329
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,475,567
1,000,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,077,167
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	521,828
1,035,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	1,035,989
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 2,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	$2,016,067
1,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	1,056,401
	TOTAL	26,380,330
	Financial Institution - Insurance - P&C— 0.3%
4,055,000	Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	4,022,008
750,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	788,831
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	542,778
	TOTAL	5,353,617
	Financial Institution - REIT - Other— 0.0%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	332,482
	Supranational— 0.2%
1,000,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.250%, 2/11/2022	1,026,365
2,475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,593,825
	TOTAL	3,620,190
	Technology— 1.5%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,974,877
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	2,018,998
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	1,011,394
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,154,174
2,000,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	2,091,513
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	749,825
2,000,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,154,240
835,000	Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	872,412
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	1,076,648
290,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	327,522
750,000	Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	821,001
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	632,078
3,075,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.150%, 3/1/2026	3,064,560
3,450,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	3,670,195
750,000	Intel Corp., 3.300%, 10/1/2021	763,165
2,000,000	Intel Corp., Sr. Unsecd. Note, 2.875%, 5/11/2024	2,145,534
290,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	302,335
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,007,510
3,500,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	3,627,230
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,966,980
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	593,138
720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	720,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$158,206
	TOTAL	32,903,535
	Technology Services— 0.3%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,099,192
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	3,173,317
	TOTAL	7,272,509
	Transportation - Airlines— 0.1%
1,825,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	1,986,232
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	882,743
	TOTAL	2,868,975
	Transportation - Services— 0.5%
585,000	FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	612,231
1,000,000	FedEx Corp., Sr. Unsecd. Note, 3.200%, 2/1/2025	1,085,471
6,755,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	6,711,478
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	214,594
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	498,889
1,000,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	1,115,172
	TOTAL	10,237,835
	Utility - Electric— 2.4%
2,000,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	2,055,819
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	868,179
1,000,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series I, 3.650%, 12/1/2021	1,025,190
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	783,582
2,060,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,227,994
2,690,000	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.700%, 3/2/2023	2,687,391
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	606,265
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	657,117
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	2,169,281
1,665,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,675,515
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,174,649
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	462,161
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,059,212
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	957,022
1,500,000	EverSource Energy, Sr. Unsecd. Note, Series K, 2.750%, 3/15/2022	1,534,449
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,932,384
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	$2,341,330
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	240,993
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,552,945
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	490,835
3,655,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	3,903,127
3,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	3,892,197
2,695,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	2,647,303
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	467,894
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	4,024,361
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	390,361
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,053,555
4,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	4,016,535
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,162,841
	TOTAL	52,060,487
	Utility - Natural Gas— 0.3%
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	270,605
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	606,520
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,573,049
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,261,349
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,299,602
	TOTAL	6,011,125
	Utility - Natural Gas Distributor— 0.1%
1,700,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,711,843
	TOTAL CORPORATE BONDS (IDENTIFIED COST $657,747,940)	663,642,150
	ASSET-BACKED SECURITIES— 4.7%
	Auto Receivables— 3.2%
1,940,000	AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,952,085
3,750,000	AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	3,760,886
3,000,000	BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	3,014,131
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,971,374
1,851,648	Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	1,879,671
2,425,000	General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,496,111
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,200,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	$3,226,928
4,650,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,685,948
1,500,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,523,917
1,500,000		GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	1,513,242
383,352		Honda Auto Receivables Owner Trust 2018-1, Class A3, 2.640%, 2/15/2022	385,341
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	958,121
2,250,000		Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	2,253,346
467,532		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	469,664
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,235,759
3,450,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.067% (1-month USLIBOR +0.950%), 7/25/2025	3,455,087
1,650,000		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,679,919
4,500,000		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	4,520,821
2,295,000		Santander Drive Auto Receivables Trust 2020-2, Class A3, 0.670%, 4/15/2024	2,307,809
2,000,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	2,017,789
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,156,994
950,000		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	966,047
6,375,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	6,398,799
696,346		World Omni Auto Receivables Trust 2017-B, Class A3, 1.950%, 2/15/2023	701,273
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,620,724
1,000,000		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	1,006,037
7,500,000		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,539,945
		TOTAL	67,697,768
		Communications - Telecom Wireless— 0.2%
5,000,000		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	5,035,843
		Credit Card— 0.2%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	512,994
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,068,555
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 2,650,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.484% (1-month USLIBOR +0.370%), 12/26/2024	$2,659,346
		TOTAL	5,240,895
		Equipment Lease— 0.7%
851,409		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	865,002
3,400,000		Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	3,403,420
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,715,205
750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	769,302
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,890,221
5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	5,507,015
		TOTAL	14,150,165
		Other— 0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,146,098
		Student Loans— 0.3%
2,681,113		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,705,251
3,317,412		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,357,332
		TOTAL	6,062,583
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $99,051,692)	100,333,352
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.4%
		Commercial Mortgage— 0.4%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,842,670
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,373,457
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.949%, 6/10/2046	776,529
5,391		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	5,409
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,514,701
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,842,625
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	458,930
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	159,921
		TOTAL	7,974,242
		Federal Home Loan Mortgage Corporation— 0.0%
22,593	[2]	FHLMC REMIC, Series 3397, Class FC, 0.712% (1-month USLIBOR +0.600%), 12/15/2037	22,923
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,823,943)	7,997,165
		MORTGAGE-BACKED SECURITIES— 0.1%
		Federal National Mortgage Association— 0.1%
1,194,254		FNMA, Pool AS2976, 4.000%, 8/1/2044	1,313,388
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 656,387	FNMA, Pool AW0029, 3.500%, 7/1/2044	$713,910
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,931,610)	2,027,298
	INVESTMENT COMPANIES— 25.6%
13,730,560	Bank Loan Core Fund	132,362,595
7,038,995	Emerging Markets Core Fund	71,938,526
50,192,637	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3]	50,207,695
9,705,892	High Yield Bond Core Fund	61,535,355
14,478,397	Mortgage Core Fund	144,639,188
9,850,001	Project and Trade Finance Core Fund	86,975,508
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $544,852,257)	547,658,867
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $2,130,554,470)[4]	2,145,096,624
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(11,348,723)
	TOTAL NET ASSETS—100%	$2,133,747,901
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Future:
[6]United States Treasury Notes 2-Year Long Futures	600	$132,459,376	June 2021	$(113,819)
Short Futures:
[6]United States Treasury Notes 5-Year Short Futures	350	$43,389,063	June 2021	$398,431
[6]United States Treasury Notes 10-Year Short Futures	225	$29,861,719	June 2021	$389,706
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$674,318
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Affiliates	Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$45,194,794	$84,489,871	$—
Emerging Markets Core Fund	$37,944,995	$39,083,687	$(5,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$284,240	$3,042,200	$(3,326,440)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$36,239,610	$345,315,542	$(331,341,482)
High Yield Bond Core Fund	$—	$60,868,236	$—
Mortgage Core Fund	$99,747,939	$46,579,974	$—
Project and Trade Finance Core Fund	$55,808,763	$30,953,593	$—
TOTAL OF AFFILIATED TRANSACTIONS	$275,220,341	$610,333,103	$(339,667,922)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2021	Shares Held as of 2/28/2021	Dividend Income
$2,677,930	$—	$132,362,595	13,730,560	$1,989,854
$(41,526)	$(48,630)	$71,938,526	7,038,995	$1,583,753
N/A	N/A	$—	—	$—
$314	$(6,289)	$50,207,695	50,192,637	$18,210
$667,119	$—	$61,535,355	9,705,892	$868,235
$(1,688,725)	$—	$144,639,188	14,478,397	$1,580,991
$213,152	$—	$86,975,508	9,850,001	$953,408
$1,828,264	$(54,919)	$547,658,867	104,996,482	$6,994,451

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $2,130,554,470.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$823,437,792	$—	$823,437,792
Corporate Bonds	—	663,642,150	—	663,642,150
Asset-Backed Securities	—	100,333,352	—	100,333,352
Collateralized Mortgage Obligations	—	7,997,165	—	7,997,165
Mortgage-Backed Securities	—	2,027,298	—	2,027,298
Investment Companies[1]	460,683,359	—	—	547,658,867
TOTAL SECURITIES	$460,683,359	$1,597,437,757	$—	$2,145,096,624
Other Financial Instruments:[2]
Assets	$788,137	$—	$—	$788,137
Liabilities	(113,819)	—	—	(113,819)
TOTAL OTHER FINANCIAL INSTRUMENTS	$674,318	$—	$—	$674,318

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company value at $86,975,508 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.73	$10.45	$10.13	$10.37	$10.43	$10.34
Income From Investment Operations:
Net investment income (loss)	0.05	0.18	0.22	0.19[1]	0.18	0.23[1]
Net realized and unrealized gain (loss)	(0.03)	0.28	0.32	(0.24)	(0.06)	0.10
Total From Investment Operations	0.02	0.46	0.54	(0.05)	0.12	0.33
Less Distributions:
Distributions from net investment income	(0.05)	(0.18)	(0.22)	(0.19)	(0.18)	(0.24)
Net Asset Value, End of Period	$10.70	$10.73	$10.45	$10.13	$10.37	$10.43
Total Return[2]	0.18%	4.41%	5.35%	(0.44)%	1.16%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.62%	0.62%	0.63%	0.61%	0.61%
Net investment income	0.92%[4]	1.18%	2.10%	1.89%	1.73%	2.22%
Expense waiver/reimbursement[5]	0.06%[4]	0.20%	0.17%	0.15%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,459,132	$835,680	$23,774	$25,078	$27,334	$26,374
Portfolio turnover	5%	20%	33%	27%	11%	30%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.72	$10.45	$10.13	$10.37	$10.43	$10.33
Income From Investment Operations:
Net investment income (loss)	0.06	0.20	0.24	0.22[1]	0.20	0.26[1]
Net realized and unrealized gain (loss)	(0.02)	0.27	0.32	(0.24)	(0.06)	0.10
Total From Investment Operations	0.04	0.47	0.56	(0.02)	0.14	0.36
Less Distributions:
Distributions from net investment income	(0.06)	(0.20)	(0.24)	(0.22)	(0.20)	(0.26)
Net Asset Value, End of Period	$10.70	$10.72	$10.45	$10.13	$10.37	$10.43
Total Return[2]	0.40%	4.58%	5.61%	(0.19)%	1.41%	3.59%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.38%	0.36%	0.36%
Net investment income	1.17%[4]	1.87%	2.36%	2.15%	1.98%	2.51%
Expense waiver/reimbursement[5]	0.09%[4]	0.16%	0.15%	0.16%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$550,735	$449,201	$289,131	$278,385	$266,383	$230,866
Portfolio turnover	5%	20%	33%	27%	11%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.72	$10.44	$10.12	$10.36	$10.42	$10.33
Income From Investment Operations:
Net investment income (loss)	0.05	0.19	0.21	0.19[1]	0.18	0.23[1]
Net realized and unrealized gain (loss)	(0.03)	0.27	0.32	(0.24)	(0.06)	0.10
Total From Investment Operations	0.02	0.46	0.53	(0.05)	0.12	0.33
Less Distributions:
Distributions from net investment income	(0.05)	(0.18)	(0.21)	(0.19)	(0.18)	(0.24)
Net Asset Value, End of Period	$10.69	$10.72	$10.44	$10.12	$10.36	$10.42
Total Return[2]	0.18%	4.42%	5.35%	(0.43)%	1.16%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.62%	0.62%	0.63%	0.61%	0.61%
Net investment income	0.92%[4]	1.62%	2.10%	1.84%	1.72%	2.27%
Expense waiver/reimbursement[5]	0.10%[4]	0.17%	0.15%	0.16%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,745	$18,388	$12,477	$12,525	$34,375	$27,975
Portfolio turnover	5%	20%	33%	27%	11%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights – Class R6 Shares*
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2021	Year Ended August 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.72	$10.45	$10.13	$10.37	$10.43	$10.33
Income From Investment Operations:
Net investment income (loss)	0.06	0.20	0.24	0.22[1]	0.21	0.16[1]
Net realized and unrealized gain (loss)	(0.02)	0.27	0.32	(0.24)	(0.06)	0.13
Total From Investment Operations	0.04	0.47	0.56	(0.02)	0.15	0.29
Less Distributions:
Distributions from net investment income	(0.06)	(0.20)	(0.24)	(0.22)	(0.21)	(0.19)
Net Asset Value, End of Period	$10.70	$10.72	$10.45	$10.13	$10.37	$10.43
Total Return[2]	0.40%	4.59%	5.62%	(0.18)%	1.42%	2.82%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.37%	0.35%	1.11%
Net investment income	1.18%[4]	1.87%	2.37%	2.16%	2.00%	1.57%
Expense waiver/reimbursement[5]	0.06%[4]	0.13%	0.12%	0.12%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,135	$76,732	$48,105	$28,523	$28,306	$753
Portfolio turnover	5%	20%	33%	27%	11%	30%

*	Prior to September 1, 2016, the Fund’s Class R6 Shares were designated as Class R Shares.
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesFebruary 28, 2021 (unaudited)

Assets:
Investment in securities, at value including $547,658,867 of investment in affiliated holdings* (identified cost $2,130,554,470)	$2,145,096,624
Cash	88
Income receivable	5,124,746
Income receivable from affiliated holdings	1,373,772
Receivable for investments sold	2,500,000
Receivable for shares sold	5,205,653
Total Assets	2,159,300,883
Liabilities:
Payable for investments purchased	17,760,570
Payable for shares redeemed	7,287,427
Payable for variation margin on futures contracts	10,548
Income distribution payable	32,064
Payable to adviser (Note 5)	42,543
Payable for administrative fee (Note 5)	13,694
Payable for other service fees (Notes 2 and 5)	267,517
Accrued expenses (Note 5)	138,619
Total Liabilities	25,552,982
Net assets for 199,407,577 shares outstanding	$2,133,747,901
Net Assets Consist of:
Paid-in capital	$2,125,469,891
Total distributable earnings (loss)	8,278,010
Total Net Assets	$2,133,747,901
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,459,132,341 ÷ 136,344,809 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share (100/99.00 of $10.70)	$10.81
Redemption proceeds per share	$10.70
Institutional Shares:
Net asset value per share ($550,734,735 ÷ 51,479,764 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share	$10.70
Service Shares:
Net asset value per share ($18,745,406 ÷ 1,753,591 shares outstanding), no par value, unlimited shares authorized	$10.69
Offering price per share	$10.69
Redemption proceeds per share	$10.69
Class R6 Shares:
Net asset value per share ($105,135,419 ÷ 9,829,413 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share	$10.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended February 28, 2021 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$6,994,451
Interest	6,922,951
Net income on securities loaned (Note 2)	3,858
TOTAL INCOME	13,921,260
Expenses:
Investment adviser fee (Note 5)	2,701,754
Administrative fee (Note 5)	703,472
Custodian fees	30,948
Transfer agent fees (Note 2)	263,661
Directors’/Trustees’ fees (Note 5)	3,865
Auditing fees	14,090
Legal fees	5,069
Portfolio accounting fees	104,296
Other service fees (Notes 2 and 5)	1,497,261
Share registration costs	144,654
Printing and postage	21,631
Miscellaneous (Note 5)	13,841
TOTAL EXPENSES	5,504,542
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(520,665)
Reimbursement of other operating expenses (Notes 2 and 5)	(115,031)
TOTAL WAIVER AND REIMBURSEMENTS	(635,696)
Net expenses	4,868,846
Net investment income	9,052,414
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(54,919) on sales of investments in affiliated holdings*)	137,397
Net realized gain on futures contracts	176,605
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,828,264 on investments in affiliated holdings*)	(5,961,901)
Net change in unrealized depreciation of futures contracts	675,892
Net realized and unrealized gain (loss) on investments and futures contracts	(4,972,007)
Change in net assets resulting from operations	$4,080,407

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2021	Year Ended 8/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,052,414	$9,004,741
Net realized gain (loss)	314,002	611,931
Net change in unrealized appreciation/depreciation	(5,286,009)	14,668,150
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,080,407	24,284,822
Distributions to Shareholders:
Class A Shares	(5,464,192)	(1,773,080)
Institutional Shares	(3,003,946)	(5,903,146)
Service Shares	(82,978)	(231,632)
Class R6 Shares	(540,029)	(1,046,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,091,145)	(8,954,283)
Share Transactions:
Proceeds from sale of shares	1,221,256,268	1,214,223,944
Net asset value of shares issued to shareholders in payment of distributions declared	8,901,261	8,510,563
Cost of shares redeemed	(471,399,491)	(231,551,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	758,758,038	991,183,343
Change in net assets	753,747,300	1,006,513,882
Net Assets:
Beginning of period	1,380,000,601	373,486,719
End of period	$2,133,747,901	$1,380,000,601
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income.
Semi-Annual Shareholder Report

Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $635,696 is disclosed in various locations in this Note 2 and Note 5. For the six months ended February 28, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$135,270	$(34,768)
Institutional Shares	119,891	(76,469)
Service Shares	5,305	(3,794)
Class R6 Shares	3,195	—
TOTAL	$263,661	$(115,031)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,474,768
Service Shares	22,493
TOTAL	$1,497,261
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $38,062,478. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(674,318)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$176,605

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$675,892
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 2/28/2021		Year Ended 8/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	90,378,436	$969,326,684	81,339,704	$868,621,088
Shares issued to shareholders in payment of distributions declared	508,377	5,450,565	163,485	1,742,709
Shares redeemed	(32,439,559)	(347,932,878)	(5,880,519)	(62,632,806)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	58,447,254	$626,844,371	75,622,670	$807,730,991
	Six Months Ended 2/28/2021		Year Ended 8/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,811,044	$201,615,373	26,022,313	$275,119,666
Shares issued to shareholders in payment of distributions declared	273,848	2,934,329	532,255	5,606,011
Shares redeemed	(9,490,095)	(101,686,158)	(12,344,436)	(129,858,681)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,594,797	$102,863,544	14,210,132	$150,866,996
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2021		Year Ended 8/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	264,349	$2,832,564	848,708	$8,959,161
Shares issued to shareholders in payment of distributions declared	7,668	82,121	21,569	226,870
Shares redeemed	(234,345)	(2,508,519)	(349,651)	(3,668,411)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	37,672	$406,166	520,626	$5,517,620
	Six Months Ended 2/28/2021		Year Ended 8/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,430,131	$47,481,647	5,796,205	$61,524,029
Shares issued to shareholders in payment of distributions declared	40,524	434,246	88,881	934,973
Shares redeemed	(1,797,326)	(19,271,936)	(3,334,322)	(35,391,266)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,673,329	$28,643,957	2,550,764	$27,067,736
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	70,753,052	$758,758,038	92,904,192	$991,183,343
4. FEDERAL TAX INFORMATION
At February 28, 2021, the cost of investments for federal tax purposes was $2,130,554,470. The net unrealized appreciation of investments for federal tax purposes was $15,216,472. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,985,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,769,250. The amounts presented are inclusive of derivative contracts.
As of August 31, 2020, the Fund had a capital loss carryforward of $7,173,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,943,028	$4,230,448	$7,173,476
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 28, 2021, the Adviser voluntarily waived $508,939 of its fee and voluntarily reimbursed $115,031 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2021, the Adviser reimbursed $11,726.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2021, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended February 28, 2021, FSSC received $888 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2021, were as follows:
Purchases	$571,967,093
Sales	$28,327,776
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency
Semi-Annual Shareholder Report

general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2021, the Fund had no outstanding loans. During the six months ended February 28, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2021, there were no outstanding loans. During the six months ended February 28, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.80	$3.08
Institutional Shares	$1,000	$1,004.00	$1.84
Service Shares	$1,000	$1,001.80	$3.08
Class R6 Shares	$1,000	$1,004.00	$1.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.72	$3.11
Institutional Shares	$1,000	$1,022.96	$1.86
Service Shares	$1,000	$1,021.72	$3.11
Class R6 Shares	$1,000	$1,023.01	$1.81

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.62%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SHORT-INTERMEDIATE TOTAL RETURN BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
Semi-Annual Shareholder Report

the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
34586 (4/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2021